Investments - Cann Group Limited (Details) $ in Thousands			12 Months Ended
	Oct. 09, 2020 CAD ($) shares	Jul. 23, 2020 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Oct. 09, 2020 $ / shares	Jul. 23, 2020 $ / shares	Jun. 30, 2020 CAD ($)
Disclosure of associates [line items]
Proportion of ownership interest in investment		18.00%
Investments in associates and joint ventures		$ 17,000	$ 1,207	$ 289			$ 18,114
Loss on deemed disposal of significant influence investment			0	1,239
Unrealized losses on marketable securities			2,067
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)
Disclosure of associates [line items]
Transfer (to) from investment in associates			(353)	16,314
Unrealized losses on marketable securities			2,067	16,690
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | Cann Group
Disclosure of associates [line items]
Transfer (to) from investment in associates		$ 15,500
Quoted stock price (in CAD per share) | $ / shares						$ 0.51
Number of shares sold (in shares) | shares	31,956,347
Share price (in AUD per share) | $ / shares					$ 0.20
Proceeds from sale of common shares	$ 5,900
Financial assets, at fair value	$ 6,000
Unrealized losses on marketable securities				9,500
Cann Group
Disclosure of associates [line items]
Investments in associates and joint ventures			$ 0	0			$ 16,917
Loss on deemed disposal of significant influence investment				$ 1,400